UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Institutional Investment Manager Filing this Report:

Name:                     Cohen, Klingenstein & Marks Incorporated
Address:                  2112 Broadway
                          Suite 417
                          New York, NY  10023

13F File Number:          801-17119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George M. Cohen
Title:           Princial
Phone:           212-799-4880
Signature, Place, and Date of Signing:

George M. Cohen               New York, New York    January 31, 2000

Report Type (Check only one.):

[ X]             13F Holdings Report

[  ]             13F Notice

[  ]             13F Combination Report

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:               83190

Form 13F Information Table Value Total:         $3,629,890

                          Form 13F Information Table
                                      Value      Shares/   Investment Voting
 Name of Issuer  Title of  Cusip    (x$1000)               Discretion Authority

Abbott Labs         com   00282410   82,138,112   2,261,979 sole      sole
Abgenix             com   00339B10      458,450       3,460 sole      sole
Adaptec Inc.        com   00651F10      463,838       9,300 sole      sole
ADC Telecomm.       com   00088610      375,148       5,170 sole      sole
Adobe Systems Inc   com   00724F10      430,400       6,400 sole      sole
Advanced Micro De   com   00790310      232,223       8,025 sole      sole
Affymetrix Inc.     com   00826T10    1,230,234       7,250 sole      sole
Alkermes            com   01642T10      343,875       7,000 sole      sole
Allstate Corp.      com   02000210      762,781      31,700 sole      sole
Amerada Hess Corp   com   02355110      292,717       5,158 sole      sole
America Online      com   02364J10      511,398       6,740 sole      sole
American Express    com   02581610    4,249,350      25,560 sole      sole
American Home Pro   com   02660910   74,221,318   1,890,989 sole      sole
American Int'l Gr   com   02687410   15,729,430     145,475 sole      sole
Americredit Corp.   com   03060R10      214,600      11,600 sole      sole
Amgen Inc.          com   03116210  173,892,470   2,895,192 sole      sole
AT&T Corp.          com   00195710    1,378,543      27,130 sole      sole
AT&T Lbty Media A   com   00195720    1,458,718      25,676 sole      sole
Automatic Data      com   05301510      282,844       5,250 sole      sole
Autonation Inc.     com   05329W10      231,250      25,000 sole      sole
Avon Products Inc   com   05430310   83,078,919   2,517,543 sole      sole
Bank of Amer. Cor   com   06050510    2,877,249      57,330 sole      sole
Banta Corp.         com   06682110      304,594      13,500 sole      sole
Bea Systems         com   07332510      798,686      11,420 sole      sole
Becton, Dickinson   com   07588710   86,989,026   3,229,291 sole      sole
Bed, Bath & Beyon   com   07589610  107,873,973   3,104,287 sole      sole
Berkshire Hathawa   com   08467020    1,257,210         687 sole      sole
Biogen Inc.         com   09059710      283,920       3,360 sole      sole
Biovail Corp. Int   com   09067K10      450,000       4,800 sole      sole
Boston Scientific   com   10113710   84,481,622   3,862,017 sole      sole
BP Amoco PLC        com   05562210      313,882       5,292 sole      sole
Bristol-Myers Squ   com   11012210   95,020,479   1,480,358 sole      sole
Burlington N Sant   com   12189T10      611,100      25,200 sole      sole
Capital One Finan   com   14040H10      303,581       6,300 sole      sole
Cisco Systems Inc   com   17275R10  176,408,228   1,646,751 sole      sole
Clear Channel Com   com   18450210      321,300       3,600 sole      sole
CMG Investments     com   12575010      553,750       2,000 sole      sole
CNET Inc.           com   12594510      634,465      11,180 sole      sole
Coca-Cola Co.       com   19121610   89,658,924   1,539,209 sole      sole
Cognex Corp.        com   19242210      291,720       7,480 sole      sole
Colgate-Palmolive   com   19416210      215,410       3,314 sole      sole
Comair Holdings I   com   19978910      239,828      10,260 sole      sole
Comcast Cl A SPL    com   20030020      885,349      17,510 sole      sole
Comcast Corp. Cl    com   20030010      340,391       7,110 sole      sole
Computer Assoc. I   com   20491210  142,146,671   2,032,481 sole      sole
Computer Sciences   com   20536310      289,553       3,060 sole      sole
Compuware Corp      com   20563810  126,944,648   3,407,910 sole      sole
Conseco, Inc.       com   20846410   72,060,968   4,045,528 sole      sole
Corn Products Int   com   21902310      284,925       8,700 sole      sole
Delta and Pine La   com   24735710      617,716      35,552 sole      sole
Dollar General      com   25666910   86,017,721   3,780,999 sole      sole
Donnelley (R.R.)    com   25786710      794,000      32,000 sole      sole
Eclipsys Corp.      com   27885610      281,875      11,000 sole      sole
Electronic Arts     com   28551210      421,680       5,020 sole      sole
Electronic Data S   com   28566110      325,316       4,860 sole      sole
Eli Lilly           com   53245710    4,442,200      66,800 sole      sole
EMC Corp.           com   26864810  172,988,635   1,583,420 sole      sole
Expeditors Int'l    com   30213010      350,500       8,000 sole      sole
Extended Stay Ame   com   30224P10      242,000      32,000 sole      sole
Federated Dept. S   com   31410H10      303,375       6,000 sole      sole
Fox Entertainment   com   35138T10      274,313      11,000 sole      sole
Franklin Resource   com   35461310   88,824,828   2,770,365 sole      sole
Fritz Cos Inc.      com   35884610      225,750      21,500 sole      sole
Gannett Co. Inc.    com   36473010    3,074,906      37,700 sole      sole
Gap Inc.            com   36476010  115,922,576   2,520,056 sole      sole
Gateway Inc.        com   36783310      677,388       9,400 sole      sole
General Electric    com   36960410   10,129,316      65,456 sole      sole
Gilat Satellite     com   2369464       308,750       2,600 sole      sole
Gilead Sciences I   com   37555810      202,969       3,750 sole      sole
Glaxo Wellcome AD   com   37733W10    3,972,713      71,100 sole      sole
Globalstar Teleco   com   2373700       343,200       7,800 sole      sole
Guidant Corp        com   40169810      244,400       5,200 sole      sole
Healthsouth         com   42192410      295,625      55,000 sole      sole
Hewlett Packard     com   42823610      440,213       3,870 sole      sole
HNC Software Inc.   com   40425P10      523,463       4,950 sole      sole
Home Depot          com   43707610      265,031       3,855 sole      sole
Immunex Corp.       com   45252810      678,900       6,200 sole      sole
Incyte Pharm.       com   45337c10      516,000       8,600 sole      sole
Intel Corp.         com   45814010  125,902,484   1,529,567 sole      sole
Intermedia Comm.    com   45880110      276,345       7,120 sole      sole
Jabil Circuit Inc   com   46631310      397,120       5,440 sole      sole
JDS Uniphase Corp   com   46612j10    1,277,595       7,920 sole      sole
JLK Direct Dist.    com   46621C10      108,281      10,500 sole      sole
Johnson & Johnson   com   47816010    1,915,355      20,540 sole      sole
Kansas City So. I   com   48517010    2,865,600      38,400 sole      sole
Kohls Corp.         com   50025510      200,320       2,775 sole      sole
LAM Research Corp   com   51280710      602,438       5,400 sole      sole
Legato Systems In   com   52465110      602,798       8,760 sole      sole
Lucent              com   54946310      201,600       2,688 sole      sole
MBNA Corp.          com   55262L10  103,627,240   3,802,835 sole      sole
McDonald's Corp.    com   58013510   96,517,034   2,394,221 sole      sole
MCI Worldcom Inc.   com   55268B10  101,801,136   1,918,514 sole      sole
McKessonHBOC        com   58155Q10   79,915,028   3,551,779 sole      sole
Merck & Co.         com   58933110   95,535,989   1,421,931 sole      sole
Mercury Interacti   com   58940510      361,591       3,350 sole      sole
Microsoft Corp.     com   59491810      503,076       4,309 sole      sole
Mid Atlantic Medi   com   59523C10      147,963      17,800 sole      sole
Nat'l Semiconduct   com   63764010      401,367       9,375 sole      sole
Network Appliance   com   64120L10      963,525      11,600 sole      sole
Neurocrine Biosc.   com   64125C10      438,075      17,700 sole      sole
Nextlink Comm.      com   65333h70      548,213       6,600 sole      sole
Nordstrom Inc.      com   65566410      968,247      36,798 sole      sole
Oracle Corp.        com   68389X10  230,421,372   2,056,186 sole      sole
Parametric Tech.    com   69917310  146,646,140   5,418,795 sole      sole
PepsiCo Inc.        com   71344810    3,916,275     111,100 sole      sole
Philip Morris       com   71815410      600,300      26,100 sole      sole
Pogo Producing      com   73044810      824,841      40,483 sole      sole
Primedia Inc.       com   74157k10      247,500      15,000 sole      sole
Providian Financi   com   74406A10  100,866,949   1,107,667 sole      sole
Psinet Inc.         com   74437C10      605,150       9,800 sole      sole
QRS Corp.           com   74726x10      504,000       4,800 sole      sole
QuadraMed Corp.     com   74730W10      348,750      40,000 sole      sole
Qualcomm Inc.       com   74752510    2,169,860      12,320 sole      sole
Rational Software   com   75409P20      353,700       7,200 sole      sole
Safeguard Scienti   com   78644910    1,137,088       6,976 sole      sole
SBC Communication   com   78387G10      372,596       7,643 sole      sole
Scientific-Atlant   com   80865510      290,550       5,200 sole      sole
Seagate Technolog   com   81180410  147,534,213   3,168,520 sole      sole
Sealed Air Corp.    com   81211K10    1,885,975      36,400 sole      sole
Solectron Corp.     com   83418210      534,603       5,620 sole      sole
Sprint PCS Grp.     com   85206150  175,214,781   1,709,413 sole      sole
Storage Technolog   com   86211120      248,906      13,500 sole      sole
Stryker Corp.       com   86366710      431,675       6,200 sole      sole
Sun Microsystems    com   86681010      658,219       8,500 sole      sole
Sunrise Assist. L   com   86768K10      328,625      23,900 sole      sole
Tandy Corp.         com   87538210  103,522,718   2,104,655 sole      sole
Telefonos Mexico    com   87940378      551,250       4,900 sole      sole
Telephone & Data    com   87943310      630,000       5,000 sole      sole
Tellabs Inc.        com   87966410      311,309       4,850 sole      sole
Time Warner Inc.    com   88731510    2,834,650      39,200 sole      sole
Tricon Global Res   com   89595310      483,199      12,510 sole      sole
U.S. Bancorp        com   90297310   75,614,474   3,175,411 sole      sole
Univisions Comm.    com   91490610      586,556       5,740 sole      sole
Vertex Pharma.      com   92532F10      234,500       6,700 sole      sole
Vitesse Semicon.    com   92849710      440,475       8,400 sole      sole
Walt Disney Co.     com   25468710    7,579,143     259,116 sole      sole
Washington Post '   com   93964010    2,751,581       4,950 sole      sole
Waters Corp.        com   94184810      356,160       6,720 sole      sole
Western Digital     com   95810210       50,250      12,000 sole      sole
Xerox Corp.         com   98412110   72,787,331   3,208,257 sole      sole
Xilinx Inc.         com   98391910      412,856       9,080 sole      sole